Retirement Benefits Obligations and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 3
Interest cost	31	35
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(32)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax		(86)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0
Interest cost	5	6
Defined Benefit Plan, Plan Amendments	1	2
Actuarial Loss and Other	2	(14)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in Plan Assets, Dispositions	(5)	(27)
Change in Benefit Obligations, Dispositions	(1)	(41)
Defined Benefit Plan, Actual Return on Plan Assets	6	17
Defined Benefit Plan, Contributions by Employer	8	8
Benefit obligation	202	223	$ 296
Fair value of plan assets	265	284	312
Amount underfunded	(63)	(61)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Non-current assets	90	86
Current liabilities	(2)	(2)
Non-current liabilities	(25)	(23)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	63	61
Defined Benefit Plan, Amortization of Net Gains (Losses)	(20)	(25)
Defined Benefit Plan, Benefits Paid	28	26
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	17	18
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(3)	(7)
Southern Union [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	598	600
Southern Union [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	265	284
Funded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0
Interest cost	28	33
Defined Benefit Plan, Plan Amendments	0	0
Actuarial Loss and Other	130	(74)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(27)	(95)
Change in Plan Assets, Dispositions	0	(155)
Change in Benefit Obligations, Dispositions	0	(253)
Defined Benefit Plan, Actual Return on Plan Assets	70	43
Defined Benefit Plan, Contributions by Employer	0	0
Benefit obligation	718	632	1,117
Fair value of plan assets	598	600	906
Amount underfunded	120	32
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Non-current assets	0	0
Current liabilities	0	0
Non-current liabilities	(120)	(32)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(120)
Defined Benefit Plan, Amortization of Net Gains (Losses)	18	(86)
Defined Benefit Plan, Benefits Paid	45	99
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	18
Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0
Interest cost	3	2
Defined Benefit Plan, Plan Amendments	0	0
Actuarial Loss and Other	10	(3)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in Benefit Obligations, Dispositions	0	0
Benefit obligation	65	61	78
Amount underfunded	65	61
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Non-current assets	0	0
Current liabilities	(9)	(9)
Non-current liabilities	(56)	(52)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(65)	(61)
Defined Benefit Plan, Amortization of Net Gains (Losses)	7	(4)
Defined Benefit Plan, Benefits Paid	9	16
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	7	(4)
Change in Plan Assets [Member] | Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in Plan Assets, Dispositions	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	0	0
Fair value of plan assets	0	0	$ 0
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Benefits Paid	$ 0	$ 0